Tax Effects of Items Recorded Directly in Shareholders' Equity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 29,925		¥ (131,416)		¥ 361,234
Less: reclassification adjustments	18,249	[1]	(32,473)	[1]	(54,757)	[1]
Total	48,174		(163,889)		306,477
Pension liability adjustments:
Unrealized gains (losses)	2,367		(42,090)		9,051
Less: reclassification adjustments	8,992		6,206		14,481
Total	11,359		(35,884)		23,532
Total tax effect before allocation to noncontrolling interests	¥ 59,533		¥ (199,773)		¥ 330,009

[1]	The amounts for the fiscal years ended March 31, 2011 and 2012 are presented based on the balances of AOCI at the point of their realization into earnings. The amount for the fiscal year ended March 31, 2010, which was previously presented based on the beginning balance of AOCI, is presented in the same manner to conform to the current year presentation.